Document and Entity Information	0 Months Ended
Jul. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2014
Registrant Name	LORD ABBETT EQUITY TRUST
Central Index Key	0001139819
Amendment Flag	false
Document Creation Date	Feb. 25, 2015
Document Effective Date	Mar. 01, 2015
Prospectus Date	Mar. 01, 2015